Consolidated Schedule of Investments
March 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–2.13%
U.S. Treasury Floating Rate Notes–2.13%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost $8,950,000)(a)	4.43%	07/31/2026	$8,950	$8,962,064
			Shares
Money Market Funds–90.39%(b)
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)			111,705,721	111,705,721
Invesco Government Money Market Fund, Cash Reserve Shares, 4.21%(c)			63,301,754	63,301,754
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.27%(c)			60,117,340	60,117,340
Invesco Treasury Obligations Portfolio, Institutional Class, 4.15%(c)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)			48,386,572	48,386,572
Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.53%(c)			36,228,933	36,228,933
Invesco V.I. Government Money Market Fund, Series I, 4.10%(c)			9,240,310	9,240,310
Total Money Market Funds (Cost $380,486,048)				380,486,048
Options Purchased–1.03%
(Cost $5,434,917)(d)				4,334,792
TOTAL INVESTMENTS IN SECURITIES–93.55% (Cost $394,870,965)				393,782,904
OTHER ASSETS LESS LIABILITIES–6.45%				27,155,192
NET ASSETS–100.00%				$420,938,096
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2025.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484,804	$20,681,836	$(18,460,919)	$-	$-	$111,705,721	$1,198,944
Invesco Government Money Market Fund, Cash Reserve Shares	57,405,756	5,895,998	-	-	-	63,301,754	582,332
Invesco Premier U.S. Government Money Portfolio, Institutional Class	71,683,244	-	(11,565,904)	-	-	60,117,340	674,230
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	532,528
Invesco Treasury Portfolio, Institutional Class	40,495,750	26,351,741	(18,460,919)	-	-	48,386,572	521,504
Invesco US Dollar Liquidity Portfolio, Agency Class	39,409,556	21,576,430	(24,757,053)	-	-	36,228,933	408,554
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	93,856
Total	$379,224,838	$74,506,005	$(73,244,795)	$-	$-	$380,486,048	$4,011,948

(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	04/17/2025	26	EUR	5,000.00	EUR	1,300,000	$6,832
EURO STOXX 50 Index	Put	05/16/2025	26	EUR	4,800.00	EUR	1,248,000	10,402
EURO STOXX 50 Index	Put	08/15/2025	24	EUR	4,600.00	EUR	1,104,000	18,088
EURO STOXX 50 Index	Put	06/20/2025	26	EUR	4,950.00	EUR	1,287,000	26,933
EURO STOXX 50 Index	Put	07/18/2025	24	EUR	4,900.00	EUR	1,176,000	27,275
EURO STOXX 50 Index	Put	09/19/2025	24	EUR	4,850.00	EUR	1,164,000	33,762
EURO STOXX 50 Index	Put	10/17/2025	24	EUR	4,800.00	EUR	1,152,000	34,541
EURO STOXX 50 Index	Put	12/19/2025	24	EUR	4,700.00	EUR	1,128,000	36,410
EURO STOXX 50 Index	Put	11/21/2025	24	EUR	4,800.00	EUR	1,152,000	38,330
EURO STOXX 50 Index	Put	01/16/2026	24	EUR	4,700.00	EUR	1,128,000	38,667
EURO STOXX 50 Index	Put	02/20/2026	24	EUR	5,100.00	EUR	1,224,000	71,262
EURO STOXX 50 Index	Put	03/20/2026	26	EUR	5,400.00	EUR	1,404,000	117,853
FTSE 100 Index	Put	04/17/2025	14	GBP	7,850.00	GBP	1,099,000	1,085
FTSE 100 Index	Put	05/16/2025	14	GBP	8,100.00	GBP	1,134,000	6,058
FTSE 100 Index	Put	06/20/2025	14	GBP	8,275.00	GBP	1,158,500	15,824
FTSE 100 Index	Put	07/18/2025	14	GBP	8,200.00	GBP	1,148,000	16,186
FTSE 100 Index	Put	08/15/2025	14	GBP	8,150.00	GBP	1,141,000	19,983
FTSE 100 Index	Put	11/21/2025	14	GBP	8,100.00	GBP	1,134,000	29,297
FTSE 100 Index	Put	09/19/2025	14	GBP	8,275.00	GBP	1,158,500	29,749
FTSE 100 Index	Put	10/17/2025	14	GBP	8,225.00	GBP	1,151,500	30,020
FTSE 100 Index	Put	01/16/2026	13	GBP	8,150.00	GBP	1,059,500	34,593
FTSE 100 Index	Put	12/19/2025	14	GBP	8,250.00	GBP	1,155,000	39,334
FTSE 100 Index	Put	02/20/2026	13	GBP	8,475.00	GBP	1,101,750	52,813
FTSE 100 Index	Put	03/20/2026	14	GBP	8,800.00	GBP	1,232,000	83,369
MSCI Emerging Markets Index	Put	04/17/2025	20	USD	1,050.00	USD	2,100,000	6,000
MSCI Emerging Markets Index	Put	05/16/2025	20	USD	1,050.00	USD	2,100,000	17,500
MSCI Emerging Markets Index	Put	06/20/2025	20	USD	1,070.00	USD	2,140,000	39,300
MSCI Emerging Markets Index	Put	07/18/2025	20	USD	1,090.00	USD	2,180,000	64,900
MSCI Emerging Markets Index	Put	08/15/2025	20	USD	1,080.00	USD	2,160,000	66,100
MSCI Emerging Markets Index	Put	09/19/2025	20	USD	1,080.00	USD	2,160,000	74,400
MSCI Emerging Markets Index	Put	01/16/2026	20	USD	1,060.00	USD	2,120,000	88,300
MSCI Emerging Markets Index	Put	12/19/2025	20	USD	1,080.00	USD	2,160,000	93,600
MSCI Emerging Markets Index	Put	02/20/2026	20	USD	1,070.00	USD	2,140,000	99,700
MSCI Emerging Markets Index	Put	03/20/2026	20	USD	1,090.00	USD	2,180,000	119,800
MSCI Emerging Markets Index	Put	11/21/2025	20	USD	1,125.00	USD	2,250,000	129,900
MSCI Emerging Markets Index	Put	10/17/2025	20	USD	1,160.00	USD	2,320,000	156,200
Nikkei 225 Index	Put	06/13/2025	9	JPY	36,750.00	JPY	330,750,000	120,908
Nikkei 225 Index	Put	06/13/2025	8	JPY	37,250.00	JPY	298,000,000	123,742
Nikkei 225 Index	Put	09/12/2025	8	JPY	36,500.00	JPY	292,000,000	132,009
Nikkei 225 Index	Put	09/12/2025	8	JPY	37,250.00	JPY	298,000,000	154,410
Nikkei 225 Index	Put	06/13/2025	8	JPY	38,250.00	JPY	306,000,000	161,077
Nikkei 225 Index	Put	03/13/2026	8	JPY	36,250.00	JPY	290,000,000	171,745
Nikkei 225 Index	Put	12/12/2025	8	JPY	37,000.00	JPY	296,000,000	174,412
Nikkei 225 Index	Put	09/12/2025	8	JPY	38,000.00	JPY	304,000,000	179,479
Nikkei 225 Index	Put	12/12/2025	8	JPY	37,250.00	JPY	298,000,000	181,879
Nikkei 225 Index	Put	12/12/2025	8	JPY	37,500.00	JPY	300,000,000	190,146
Nikkei 225 Index	Put	03/13/2026	8	JPY	37,000.00	JPY	296,000,000	193,346
Nikkei 225 Index	Put	03/13/2026	8	JPY	37,250.00	JPY	298,000,000	201,080
S&P 500® Mini Index	Put	04/17/2025	16	USD	535.00	USD	856,000	4,648
S&P 500® Mini Index	Put	05/16/2025	16	USD	511.00	USD	817,600	5,312
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500® Mini Index	Put	06/20/2025	16	USD	540.00	USD	864,000	$17,720
S&P 500® Mini Index	Put	08/15/2025	18	USD	552.00	USD	993,600	33,138
S&P 500® Mini Index	Put	07/18/2025	18	USD	560.00	USD	1,008,000	34,191
S&P 500® Mini Index	Put	09/19/2025	18	USD	565.00	USD	1,017,000	44,937
S&P 500® Mini Index	Put	10/17/2025	18	USD	575.00	USD	1,035,000	54,810
S&P 500® Mini Index	Put	11/21/2025	18	USD	582.00	USD	1,047,600	62,793
S&P 500® Mini Index	Put	03/20/2026	16	USD	597.00	USD	955,200	72,664
S&P 500® Mini Index	Put	02/20/2026	17	USD	600.00	USD	1,020,000	77,707
S&P 500® Mini Index	Put	01/16/2026	18	USD	597.00	USD	1,074,600	78,345
S&P 500® Mini Index	Put	12/19/2025	18	USD	610.00	USD	1,098,000	89,928
Total Index Options Purchased								$4,334,792

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	132	June-2025	$9,669,000	$286,828	$286,828
Gasoline Reformulated Blendstock Oxygenate Blending	101	April-2025	9,717,149	640,830	640,830
Natural Gas	36	November-2025	1,869,480	83,746	83,746
New York Harbor Ultra-Low Sulfur Diesel	101	April-2025	9,669,215	191,153	191,153
Silver	70	May-2025	12,113,850	441,824	441,824
WTI Crude	46	August-2025	3,173,540	71,592	71,592
Subtotal				1,715,973	1,715,973
Equity Risk
E-Mini Russell 2000 Index	372	June-2025	37,704,060	(756,762)	(756,762)
E-Mini S&P 500 Index	19	June-2025	5,370,587	(36,747)	(36,747)
EURO STOXX 50 Index	337	June-2025	18,908,612	(711,266)	(711,266)
FTSE 100 Index	199	June-2025	22,086,434	(226,320)	(226,320)
MSCI Emerging Markets Index	930	June-2025	51,652,200	(1,805,623)	(1,805,623)
Nikkei 225 Index	90	June-2025	21,397,426	(495,471)	(495,471)
Subtotal				(4,032,189)	(4,032,189)
Interest Rate Risk
Australia 10 Year Bonds	1,005	June-2025	70,747,351	258,282	258,282
Canada 10 Year Bonds	770	June-2025	66,429,589	517,837	517,837
Euro-Bund	294	June-2025	40,955,328	(794,639)	(794,639)
Japan 10 Year Bonds	54	June-2025	49,827,322	161,494	161,494
Long Gilt	400	June-2025	47,376,199	(485,721)	(485,721)
U.S. Treasury Long Bonds	297	June-2025	34,832,531	246,527	246,527
Subtotal				(96,220)	(96,220)
Total Futures Contracts				$(2,412,436)	$(2,412,436)

(a)	Futures contracts collateralized by $23,074,378 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19%	Monthly	32,700	December—2025	USD	2,943,360	$—	$198,669	$198,669
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	77,000	January—2026	USD	8,712,766	—	24,725	24,725
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	17,000	February—2026	USD	1,743,513	—	122,511	122,511
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	23,700	February—2026	USD	3,070,401	—	47,718	47,718
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index	0.15	Monthly	20,000	December—2025	USD	2,117,040	—	29,664	29,664
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	39,300	December—2025	USD	5,165,965	—	101,508	101,508
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	25,700	February—2026	USD	2,955,572	—	142,100	142,100
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	25,150	January—2026	USD	8,939,241	—	204,459	204,459
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	32,400	October—2025	USD	6,191,633	—	216,215	216,215
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	44,500	December—2025	USD	1,891,584	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	81,500	December—2025	USD	6,450,986	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	500	February—2026	USD	451,853	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	32,300	October—2025	USD	2,546,180	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	4,300	February—2026	USD	482,490	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	112,000	November—2025	USD	5,024,141	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	28,200	November—2025	USD	4,773,673	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	28,300	February—2026	USD	3,002,678	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	20,370	February—2026	USD	13,045,641	—	0	0
Subtotal									—	1,087,569	1,087,569
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00%	Monthly	59,500	October—2025	USD	13,015,202	$—	$39,434	$39,434
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	105,000	October—2025	USD	13,002,066	—	23,940	23,940
Subtotal									—	63,374	63,374
Subtotal — Appreciation									—	1,150,943	1,150,943
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17	Monthly	11,600	April—2025	USD	8,931,952	—	(123,803)	(123,803)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	9,900	February—2026	USD	2,977,712	—	(2,893)	(2,893)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	110,000	December—2025	USD	1,542,145	—	(90,948)	(90,948)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	19,000	February—2026	USD	3,478,047	—	(104,872)	(104,872)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	179,000	December—2025	USD	3,173,312	—	(30,250)	(30,250)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	3,050	February—2026	USD	1,119,035	—	(11,311)	(11,311)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	112,500	February—2026	USD	6,084,889	—	(162,202)	(162,202)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return Index	0.17	Monthly	10,350	February—2026	USD	3,304,189	—	(26,873)	(26,873)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.09	Monthly	27,100	November—2025	USD	8,399,764	—	(11)	(11)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.28	Monthly	39,100	October—2025	USD	4,549,371	—	(8)	(8)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	58,200	June—2025	USD	6,253,421	—	(358,837)	(358,837)
Subtotal									—	(912,008)	(912,008)
Equity Risk
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	77,500	October—2025	USD	12,937,075	—	(29,451)	(29,451)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	75,000	October—2025	USD	13,150,500	—	(61,359)	(61,359)
Subtotal									—	(90,810)	(90,810)
Subtotal — Depreciation									—	(1,002,818)	(1,002,818)
Total — Total Return Swap Agreements									$—	$148,125	$148,125

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $570,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.464%	Monthly	70	August—2025	GBP	426,917	$—	$1,403	$1,403
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	170	May—2025	GBP	1,036,799	—	3,408	3,408
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.900%	Monthly	728	May—2025	GBP	4,439,941	—	14,592	14,592
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.830%	Monthly	770	April—2025	USD	6,357,351	—	99,045	99,045
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	302	May—2025	GBP	1,841,844	—	6,053	6,053
Subtotal — Appreciation									—	124,501	124,501
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.230%	Monthly	320	July—2025	EUR	1,244,243	—	(16,768)	(16,768)
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.255%	Monthly	200	July—2025	EUR	777,652	—	(10,480)	(10,480)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.060%	Monthly	1,840	July—2025	EUR	8,896,161	—	(433,035)	(433,035)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.020%	Monthly	96,780	August—2025	JPY	356,958,513	—	(4,897)	(4,897)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	76,877	July—2025	JPY	283,549,282	—	(3,890)	(3,890)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.015%	Monthly	268,750	July—2025	JPY	991,244,062	—	(13,600)	(13,600)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	146,065	August—2025	JPY	528,051,266	—	(64,446)	(64,446)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	148,011	August—2025	JPY	535,086,406	—	(65,305)	(65,305)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.105%	Monthly	176,891	July—2025	JPY	639,492,805	—	(78,047)	(78,047)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.110%	Monthly	234,033	August—2025	JPY	846,071,420	—	(103,259)	(103,259)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.480%	Monthly	405	August—2025	GBP	3,160,179	—	(10,450)	(10,450)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.850%	Monthly	473	May—2025	GBP	3,690,776	$—	$(12,205)	$(12,205)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	393	April—2025	GBP	3,411,822	—	(35,482)	(35,482)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.011%	Monthly	1,180	July—2025	EUR	9,099,943	—	(331,123)	(331,123)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.030%	Monthly	102,398	August—2025	JPY	377,679,663	—	(5,182)	(5,182)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	58,000	July—2025	JPY	213,924,300	—	(2,935)	(2,935)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	202,195	August—2025	JPY	745,765,928	—	(10,232)	(10,232)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.090%	Monthly	27,000	April—2025	JPY	97,609,860	—	(11,913)	(11,913)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.870%	Monthly	545	April—2025	USD	5,816,027	—	(106,460)	(106,460)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.860%	Monthly	425	April—2025	USD	5,991,565	—	(71,161)	(71,161)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.879%	Monthly	102	May—2025	GBP	795,897	—	(2,632)	(2,632)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.480%	Monthly	319	July—2025	GBP	2,769,392	—	(28,801)	(28,801)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.120%	Monthly	73,000	July—2025	JPY	263,908,140	—	(32,209)	(32,209)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.509%	Monthly	173	July—2025	GBP	1,501,896	—	(15,619)	(15,619)
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.085%	Monthly	1,800	September—2025	EUR	6,995,520	—	(90,699)	(90,699)
Subtotal — Depreciation									—	(1,560,830)	(1,560,830)
Total — Total Return Swap Agreements									$—	$(1,436,329)	$(1,436,329)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $570,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Copper	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Soymeal type A Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,962,064	$—	$8,962,064
Money Market Funds	380,486,048	—	—	380,486,048
Options Purchased	4,334,792	—	—	4,334,792
Total Investments in Securities	384,820,840	8,962,064	—	393,782,904
Other Investments - Assets*
Futures Contracts	2,900,113	—	—	2,900,113
Swap Agreements	—	1,275,444	—	1,275,444
	2,900,113	1,275,444	—	4,175,557
Other Investments - Liabilities*
Futures Contracts	(5,312,549)	—	—	(5,312,549)
Swap Agreements	—	(2,563,648)	—	(2,563,648)
	(5,312,549)	(2,563,648)	—	(7,876,197)
Total Other Investments	(2,412,436)	(1,288,204)	—	(3,700,640)
Total Investments	$382,408,404	$7,673,860	$—	$390,082,264

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund